SCHEDULE OF UNDERLYING DATA USED FOR COMPUTING THE FAIR VALUE OF OPTIONS (Details) - Intec Pharma Ltd. [Member] - Underlying Data Used for Computing the Fair Value of Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividend yield	0.00%	0.00%
Expected term	5 years	5 years
Minimum [Member]
Value of ordinary share	$ 5.60	$ 10.2
Expected volatility	102.58%	53.32%
Risk-free interest rate	0.28%	1.65%
Maximum [Member]
Value of ordinary share	$ 6.20	$ 149.2
Expected volatility	110.40%	100.04%
Risk-free interest rate	1.42%	2.57%